EARNINGS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Nov. 18, 2015 shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
EARNINGS PER SHARE
Net income attributable to Yintech		$ 134,043	¥ 930,668	¥ 403,015	¥ 481,957
Basic weighted average number of ordinary shares outstanding		1,178,140,974	1,178,140,974	1,000,000,000	1,000,000,000
Effect of dilutive share options and RSUs		69,590,143	69,590,143	52,614,121	8,572,887
Dilutive weighted average number of ordinary shares		1,247,731,117	1,247,731,117	1,052,614,121	1,008,572,887
Basic earnings per share (in dollars per share) | (per share)		$ 0.11	¥ 0.79	¥ 0.40	¥ 0.48
Diluted earnings per share (in dollars per share) | (per share)		$ 0.11	¥ 0.75	¥ 0.38	¥ 0.48
Ordinary Shares
EARNINGS PER SHARE
Number of common shares issued (in shares)	1,000,000,000